Immaterial Restatement of Prior Period Financial Statements - Schedule of Corrected Consolidated Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (12,431,181)	$ (5,160,561)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of contingent consideration
Net cash used in operating activities	$ (16,897,557)	(5,749,303)
Previously Reported [Member]
Cash flows from operating activities:
Net loss		(6,027,080)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of contingent consideration		866,519
Net cash used in operating activities		(5,749,303)
Correction [Member]
Cash flows from operating activities:
Net loss		866,519
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of contingent consideration		(866,519)
Net cash used in operating activities